Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Cost of Revenue [Abstract]
Schedule of Cost of Sales for our Retail and Wholesale of Garment Business	The following table shows a breakdown of cost of sales of all business for the periods presented for each category:
	Year ended December 31,
	2022	2021	2020
Changes in inventories of finished goods and work in progress	(494,357)	83,112	(261,691)
Materials consumed in production	-	-	-
Purchases of finished goods	201,734	1,808,963	1,430,208
Outsourced service cost	77,736,052	50,359,452	-
Additional air-ticket return cost **	965,169	916,678	-
Taxes and surcharges *	1,646	25,032	291
	78,410,244	53,193,237	1,168,808
*	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).
**	Additional air-ticket return cost is the net loss of the return payments paid to customers offset by the return proceeds received from airline companies. The following table shows the gross amount of the return payment and proceeds;
	Year ended December 31,
	2022	2021	2020
Return paid to customers	23,003,679	8,268,369	-
Return received from airline companies	(22,038,510)	(7,351,691)	-
Additional air-ticket return cost	965,169	916,678	-